Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

Fair Value of Financial Assets and Liabilities as of June 30, 2012

		Quoted Prices	Significant Other	Significant Other
	Balances, at	in	Observable	Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash	$231,400	$231,400
Investments held in Trust Account	80,244,448	80,244,448	$—	$—
Total	$80,475,848	$80,475,848	$—	$—
Liabilities:
Warrant liability	$7,330,000	$—	$7,330,000	$—
Total	$7,330,000	$—	$7,330,000	$—

Fair Value of Financial Assets as of June 30, 2011

		Quoted Prices	Significant Other	Significant Other
	Balances, at	in	Observable	Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash	$84,042	$84,042	$—	$—
Total	$84,042	$84,042	$—	$—